EATON VANCE BALANCED FUND

EATON VANCE CORE BOND FUND

EATON VANCE DIVIDEND BUILDEER FUND

EATON VANCE GREATER INDIA

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

EATON VANCE STOCK FUND

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

Supplement to Prospectuses dated May 1, 2018

Effective July 1, 2018, the following is added as the last page of Appendix A:

Fund Purchases through Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
•	Shares purchased through a Morgan Stanley self-directed brokerage account
•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

June 1, 2018	29416 6.1.18